Long-term Incentive Plans (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Share-based payments related to share purchase options	$ 444,023	$ 476,554	$ 695,473
Restricted stock units vested		2,661	23,668
Performance Stock Units	25,000	25,000
Unrecognized shares based payment expenses	$ 82,686
Risk free interest rate	3.50%		0.72%
Bottom of Range [Member]
Statement [Line Items]
Fair value of options	$ 0.04
Top of range [member]
Statement [Line Items]
Fair value of options	$ 0.17
Black-Scholes option pricing model [member]
Statement [Line Items]
Share-based payments related to share purchase options	$ 56,240	$ 492,199	$ 273,411
Fair value of options	$ 0.75
Date of grant	Dec. 29, 2021
Risk free interest rate	1.181%
Volatility	90.00%
Expected life	3 years
Volume weighted average price	$ 0.83
Exercise price	$ 0.10